VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—94.2%
Agency—94.2%
Federal Home Loan Mortgage Corp.
Pool #848744 (12 month LIBOR + 1.789%, Cap 9.145%, Floor 1.789%) 2.041%, 5/1/34(1)	$ 3,606	$ 3,744
Pool #848736 (12 month LIBOR + 1.750%, Cap 9.580%, Floor 1.750%) 2.040%, 5/1/35(1)	5,977	6,193
Pool #848747 (12 month LIBOR + 1.867%, Cap 10.008%, Floor 1.867%) 2.142%, 7/1/36(1)	3,332	3,470
Pool #SB8125 3.000%, 7/1/36	9,839	9,927
Pool #1Q1195 (12 month LIBOR + 1.607%, Cap 10.142%, Floor 1.607%) 1.907%, 5/1/37(1)	2,288	2,376
Pool #848796 (12 month LIBOR + 1.808%, Cap 9.817%, Floor 1.808%) 2.141%, 5/1/37(1)	5,909	6,147
Pool #1Q1420 (12 month LIBOR + 1.828%, Cap 10.639%, Floor 1.828%) 2.085%, 9/1/39(1)	2,131	2,230
Pool #2B3257 (12 month LIBOR + 1.630%, Cap 8.038%, Floor 1.630%) 3.037%, 10/1/44(1)	865	886
Pool #841345 (12 month LIBOR + 1.627%, Cap 7.642%, Floor 1.627%) 2.143%, 1/1/47(1)	3,072	3,156
Pool #2B5891 (12 month LIBOR + 1.640%, Cap 7.891%, Floor 1.640%) 2.084%, 2/1/47(1)	3,800	3,873
Pool #841075 (12 month LIBOR + 1.629%, Cap 8.275%, Floor 1.629%) 3.275%, 1/1/49(1)	21,123	21,333
Pool #841083 (12 month LIBOR + 1.641%, Cap 7.809%, Floor 1.641%) 2.808%, 5/1/49(1)	28,304	28,534
Pool #841057 (12 month LIBOR + 1.629%, Cap 8.320%, Floor 1.629%) 2.396%, 6/1/50(1)	1,408	1,405
Pool #841335 (12 month LIBOR + 1.635%, Cap 7.936%, Floor 1.635%) 2.936%, 7/1/50(1)	5,740	5,737
Pool #1B6503 (12 month LIBOR + 1.605%, Cap 6.926%, Floor 1.605%) 1.925%, 1/1/51(1)	2,761	2,721
Pool #1B6504 (12 month LIBOR + 1.612%, Cap 7.278%, Floor 1.612%) 2.278%, 1/1/51(1)	6,391	6,296
Pool #8C0174 (SOFR30A + 2.370%, Cap 6.890%, Floor 2.370%) 1.890%, 1/1/52(1)	5,174	4,997
Pool #8C0184 (SOFR30A + 2.380%, Cap 7.048%, Floor 2.380%) 2.048%, 2/1/52(1)	3,229	3,135
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KF29, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 0.601%, 2/25/24(1)	3,988	3,993
	Par Value	Value
Agency—continued
KF32, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 0.611%, 5/25/24(1)	$ 867	$ 866
KJ27, A1 2.092%, 7/25/24	952	952
KF36, A (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 0.581%, 8/25/24(1)	4,121	4,121
KF34, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.370%) 0.601%, 8/25/24(1)	1,212	1,213
KL3W, AFLW (1 month LIBOR + 0.450%, Cap N/A, Floor 0.450%) 0.691%, 8/25/25(1)	21,461	21,525
KF55, A (1 month LIBOR + 0.510%, Cap N/A, Floor 0.510%) 0.751%, 11/25/25(1)	4,239	4,252
KF62, A (1 month LIBOR + 0.480%, Cap N/A, Floor 0.480%) 0.721%, 4/25/26(1)	1,939	1,945
KF74, AS (SOFR + 0.530%) 0.580%, 1/25/27(1)	14,078	14,108
KF81, AS (SOFR30A + 0.400%) 0.450%, 6/25/27(1)	6,978	6,980
KF127, AS (SOFR30A + 0.210%, Cap N/A, Floor 0.210%) 0.260%, 12/25/28(1)	5,000	4,964
KF130, AS (SOFR30A + 0.290%, Cap N/A, Floor 0.290%) 0.396%, 1/25/29(1)	15,000	14,944
KF79, AS (SOFR30A + 0.580%) 0.630%, 5/25/30(1)	13,299	13,338
KF79, AL (1 month LIBOR + 0.470%, Cap N/A, Floor 0.470%) 0.711%, 5/25/30(1)	19,506	19,533
KF82, AS (SOFR30A + 0.420%) 0.470%, 6/25/30(1)	5,037	5,037
KF80, AS (SOFR30A + 0.510%) 0.560%, 6/25/30(1)	7,812	7,823
KF82, AL (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 0.611%, 6/25/30(1)	8,761	8,761
KF92, AS (SOFR30A + 0.360%) 0.410%, 10/25/30(1)	3,973	3,973
KF91, AS (SOFR30A + 0.380%) 0.430%, 10/25/30(1)	4,020	4,014
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%, Cap 7.500%, Floor 0.350%) 0.747%, 4/15/34(1)	3,406	3,407
4879, DF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.797%, 8/15/34(1)	5,164	5,175
2980, FJ (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.697%, 11/15/34(1)	6,251	6,240
3107, FC (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.697%, 6/15/35(1)	2,362	2,364
4048, GF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.747%, 10/15/40(1)	1,516	1,518
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Agency—continued
3820, FA (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.747%, 3/15/41(1)	$ 6,919	$ 6,921
3990, GF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 0.797%, 3/15/41(1)	2,955	2,957
4203, PF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 0.647%, 9/15/42(1)	5,792	5,760
4136, EF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 0.647%, 11/15/42(1)	2,455	2,445
4794, WF (1 month LIBOR + 0.350%) 0.456%, 3/15/43(1)	8,733	8,665
Federal National Mortgage Association
2016-M3, ASQ2 2.263%, 2/25/23	77	77
2016-M9, FA (1 month LIBOR + 0.590%, Cap N/A, Floor 0.590%) 0.716%, 9/25/23(1)	4,797	4,807
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 0.611%, 11/1/23(1)	21,000	20,997
2016-M13, FA (1 month LIBOR + 0.670%, Cap N/A, Floor 0.670%) 0.796%, 11/25/23(1)	346	347
Pool #AN4300 (1 month LIBOR + 0.560%, Cap 98.150%, Floor 0.560%) 0.801%, 1/1/24(1)	13,393	13,394
Pool #AN4364 (1 month LIBOR + 0.590%, Cap 98.130%, Floor 0.590%) 0.831%, 1/1/24(1)	2,821	2,820
2017-M2, FA (1 month LIBOR + 0.530%, Cap N/A, Floor 0.530%) 0.656%, 2/25/24(1)	762	763
2017-M11, FA (1 month LIBOR + 0.470%, Cap 6.000%, Floor 0.470%) 0.596%, 9/25/24(1)	1,445	1,447
2017-M13, FA (1 month LIBOR + 0.400%, Cap 6.000%, Floor 0.400%) 0.526%, 10/25/24(1)	1,321	1,322
2015-M14, FA (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 1.077%, 10/25/25(1)	10,768	10,844
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 0.757%, 1/25/26(1)	14,993	15,005
Pool #BS0309 (SOFR30A + 0.380%, Cap 97.930%, Floor 0.380%) 0.430%, 10/1/28(1)	7,750	7,749
Pool #AL8827 3.000%, 2/1/29	882	879
Pool #BL5697 (1 month LIBOR + 0.650%, Cap 98.860%, Floor 0.650%) 0.891%, 2/1/30(1)	6,300	6,300
Pool #BS0549 (SOFR30A + 0.410%, Cap 98.400%, Floor 0.410%) 0.460%, 1/1/31(1)	4,705	4,709
Pool #BS0168 (SOFR30A + 0.420%, Cap 98.310%, Floor 0.420%) 0.470%, 1/1/31(1)	31,100	31,099
	Par Value	Value
Agency—continued
Pool #MA2820 2.500%, 11/1/31	$ 702	$ 687
Pool #MA2979 2.500%, 4/1/32	1,272	1,243
Pool #AD0064 (6 month LIBOR + 1.542%, Cap 10.936%, Floor 1.542%) 1.749%, 1/1/35(1)	1,294	1,337
Pool #FM4272 3.000%, 9/1/35	1,707	1,725
Pool #BM6688 2.000%, 10/1/35	1,182	1,133
Pool #AL2202 (12 month LIBOR + 1.696%, Cap 9.525%, Floor 1.696%) 2.021%, 6/1/36(1)	1,512	1,569
Pool #MA4362 3.000%, 6/1/36	5,101	5,142
Pool #AL0960 (12 month LIBOR + 1.691%, Cap 9.782%, Floor 1.691%) 1.965%, 7/1/37(1)	3,438	3,575
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 2.448%, 9/1/37(1)	923	976
Pool #AL0270 (12 month LIBOR + 1.642%, Cap 10.612%, Floor 1.642%) 1.925%, 8/1/38(1)	950	988
Pool #AL6516 (12 month LIBOR + 1.763%, Cap 8.692%, Floor 1.763%) 2.049%, 4/1/40(1)	2,520	2,616
Pool #AL7812 (12 month LIBOR + 1.727%, Cap 8.362%, Floor 1.727%) 1.977%, 11/1/40(1)	3,683	3,818
Pool #AE0544 (12 month LIBOR + 1.743%, Cap 8.085%, Floor 1.743%) 1.992%, 11/1/40(1)	1,904	1,974
Pool #AL7477 (12 month LIBOR + 1.795%, Cap 8.662%, Floor 1.795%) 2.046%, 12/1/40(1)	1,901	1,979
Pool #AL0323 (12 month LIBOR + 1.818%, Cap 8.352%, Floor 1.818%) 2.082%, 6/1/41(1)	1,617	1,686
Pool #AL8796 (12 month LIBOR + 1.825%, Cap 8.391%, Floor 1.825%) 2.096%, 9/1/41(1)	5,038	5,238
Pool #AL1886 (12 month LIBOR + 1.752%, Cap 8.480%, Floor 1.752%) 2.481%, 6/1/42(1)	293	304
Pool #AL8872 (12 month LIBOR + 1.802%, Cap 8.341%, Floor 1.802%) 2.080%, 7/1/42(1)	7,090	7,366
Pool #BM4557 (12 month LIBOR + 1.762%, Cap 7.911%, Floor 1.765%) 2.031%, 5/1/45(1)	2,540	2,626
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 2.375%, 7/1/47(1)	3,650	3,634
Pool #BE3734 (12 month LIBOR + 1.620%, Cap 7.867%, Floor 1.620%) 2.867%, 7/1/47(1)	3,408	3,489
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 3.002%, 7/1/47(1)	754	761

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #BM1805 (12 month LIBOR + 1.605%, Cap 7.820%, Floor 1.605%) 2.828%, 9/1/47(1)	$ 6,360	$ 6,435
Pool #CA4499 (12 month LIBOR + 1.600%, Cap 7.673%, Floor 1.600%) 2.673%, 9/1/48(1)	1,772	1,782
Pool #BM4556 (12 month LIBOR + 1.596%, Cap 8.336%, Floor 1.596%) 3.335%, 10/1/48(1)	4,236	4,323
Pool #CA3138 (12 month LIBOR + 1.602%, Cap 8.656%, Floor 1.602%) 3.656%, 2/1/49(1)	4,856	4,920
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 8.159%, Floor 1.650%) 3.057%, 4/1/49(1)	1,317	1,326
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 7.739%, Floor 1.650%) 2.739%, 5/1/49(1)	467	467
Pool #BP5563 (12 month LIBOR + 1.600%, Cap 7.440%, Floor 1.600%) 2.440%, 4/1/50(1)	2,473	2,456
Pool #BM6855 (12 month LIBOR + 1.618%, Cap 7.577%, Floor 1.618%) 2.577%, 6/1/50(1)	11,479	11,411
Pool #BP8393 (12 month LIBOR + 1.610%, Cap 7.324%, Floor 1.610%) 2.324%, 7/1/50(1)	6,540	6,380
Pool #BM6378 (12 month LIBOR + 1.606%, Cap 7.435%, Floor 1.606%) 2.481%, 7/1/50(1)	2,315	2,271
Pool #BP1780 (SOFR30A + 2.350%, Cap 7.079%, Floor 2.350%) 2.079%, 6/1/51(1)	2,522	2,476
Pool #BT0206 (SOFR30A + 2.123%, Cap 6.880%, Floor 2.123%) 1.880%, 9/1/51(1)	5,087	4,930
Pool #BU2464 (SOFR30A + 2.100%, Cap 6.692%, Floor 2.100%) 1.692%, 10/1/51(1)	4,653	4,476
Pool #BU9421 (SOFR30A + 2.350%, Cap 6.939%, Floor 2.350%) 1.939%, 12/1/51(1)	2,121	2,056
Pool #BT9466 (SOFR30A + 2.125%, Cap 7.013%, Floor 2.125%) 2.013%, 12/1/51(1)	13,591	13,224
Federal National Mortgage Association REMIC
2011-62, LF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 0.857%, 1/25/32(1)	6,095	6,107
2013-62, FQ (1 month LIBOR + 0.250%, Cap 7.000%, Floor 0.250%) 0.707%, 9/25/32(1)	3,068	3,053
2018-92, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.857%, 5/25/33(1)	6,021	6,034
2005-17, FA (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.757%, 3/25/35(1)	5,102	5,094
2005-74, NA (1 month LIBOR + 0.420%, Cap 6.500%, Floor 0.420%) 0.877%, 5/25/35(1)	9,152	9,171
	Par Value	Value
Agency—continued
2005-58, KF (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.957%, 7/25/35(1)	$ 3,295	$ 3,317
2018-96, FC (1 month LIBOR + 0.450%, Cap 6.500%, Floor 0.450%) 0.907%, 10/25/35(1)	6,048	6,072
2006-31, FP (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.757%, 5/25/36(1)	3,062	3,058
2006-63, FD (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.907%, 7/25/36(1)	3,636	3,651
2006-113, NF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.807%, 9/25/36(1)	2,355	2,356
2007-106, FN (1 month LIBOR + 0.590%, Cap 7.000%, Floor 0.590%) 1.047%, 11/25/37(1)	3,867	3,913
2009-66, FP (1 month LIBOR + 0.900%, Cap 7.000%, Floor 0.900%) 1.357%, 9/25/39(1)	5,731	5,833
2010-59, FC (1 month LIBOR + 1.000%, Cap 6.000%, Floor 1.000%) 1.457%, 1/25/40(1)	3,162	3,221
2010-137, WB 2.075%, 7/25/40	1,299	1,351
2012-71, FP (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.807%, 3/25/41(1)	1,567	1,569
2013-34, PF (1 month LIBOR + 0.350%, Cap 6.500%, Floor 0.350%) 0.807%, 8/25/42(1)	4,991	4,984
2017-104, PA 3.000%, 2/25/46	4,822	4,768
2016-67, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.857%, 9/25/46(1)	5,354	5,367
2019-13, FG (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.857%, 4/25/49(1)	9,370	9,396
FRESB Mortgage Trust
2015-SB6, A5 (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 0.941%, 9/25/35(1)	949	946
2016-SB13, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 0.941%, 1/25/36(1)	8,555	8,538
2016-SB16, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 0.941%, 5/25/36(1)	6,323	6,311
2016-SB18, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 0.941%, 5/25/36(1)	501	500
2016-SB23, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 0.941%, 9/25/36(1)	1,035	1,033
2015-SB3, A5 (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 0.941%, 8/25/42(1)	320	319
2016-SB19, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 0.941%, 1/25/46(1)	592	591

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Agency—continued
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.881%, 7/16/33(1)	$ 2,816	$ 2,824
2003-67, FP (1 month LIBOR + 0.900%, Cap 8.000%, Floor 0.900%) 1.349%, 8/20/33(1)	2,353	2,374
2004-38, FA (1 month LIBOR + 0.400%, Cap 8.000%, Floor 0.400%) 0.831%, 5/16/34(1)	3,528	3,534
2009-88, FA (1 month LIBOR + 0.750%, Cap 7.000%, Floor 0.750%) 1.181%, 10/16/39(1)	5,017	5,085
2011-28, FG (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.949%, 12/20/40(1)	7,112	7,142
Government National Mortgage Association I Pool #AC3667 1.660%, 8/15/26	903	904
Government National Mortgage Association II
Pool #MA1132 2.000%, 7/20/28	6,052	5,842
Pool #CC0194 3.000%, 2/20/36	1,789	1,773
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 0.600%, 5/25/27(1)	2,759	2,779
Pool #510083 (PRIME minus 2.650%) 0.600%, 9/25/27(1)	651	656
Pool #510241 (PRIME minus 2.600%) 0.650%, 10/25/27(1)	2,315	2,341
Pool #510254 (PRIME minus 2.600%) 0.650%, 5/25/28(1)	5,326	5,390
Pool #510228 (PRIME minus 2.500%) 0.750%, 7/25/28(1)	779	791
Pool #510219 (PRIME minus 2.650%) 0.600%, 11/25/28(1)	2,431	2,449
Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	4,303	4,368
Pool #510256 (PRIME minus 2.600%) 0.650%, 12/25/28(1)	5,249	5,312
Pool #510032 (PRIME minus 2.650%) 0.600%, 6/25/34(1)	2,721	2,746
Total Mortgage-Backed Securities (Identified Cost $714,720)		712,175

Total Long-Term Investments—94.2% (Identified Cost $714,720)		712,175

	Shares	Value
Short-Term Investment—6.2%
Money Market Mutual Fund—6.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	46,753,676	$ 46,754
Total Short-Term Investment (Identified Cost $46,754)		46,754

TOTAL INVESTMENTS—100.4% (Identified Cost $761,474)		$758,929
Other assets and liabilities, net—(0.4)%		(2,684)
NET ASSETS—100.0%		$756,245

Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Short Contracts:
2 Year U.S. Treasury Note Future	June 2022	(44)	$(9,325)	$129	$—
5 Year U.S. Treasury Note Future	June 2022	(400)	(45,875)	1,223	—
Total				$1,352	$—
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$712,175	$—	$712,175
Money Market Mutual Fund	46,754	46,754	—
Other Financial Instruments:
Futures Contracts	1,352	1,352	—
Total Investments	$760,281	$48,106	$712,175
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.